LONG-TERM AND LOANS FROM SINOPEC GROUP COMPANY AND FELLOW SUBSIDIARIES (Details) - CNY (¥) ¥ in Millions	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of detailed information about long-term debts and loans [line items]
Long-term debts	¥ 51,011	¥ 55,804	¥ 72,674
Loans from Sinopec Group Company and fellow subsidiaries	42,516	43,320
Total long-term debts	93,527	99,124
Corporate bonds guaranteed by Sinopec Group Company	11,951
Third parties
Disclosure of detailed information about long-term debts and loans [line items]
Long-term bank loans	31,134	25,836
Corporate bonds (i)	31,951	53,902
Long-term debts	63,085	79,738
Less: Current portion	(12,074)	(23,934)
Sinopec Group Company and fellow subsidiaries
Disclosure of detailed information about long-term debts and loans [line items]
Less: Current portion	(4,361)	(2,014)
RMB denominated | Third parties
Disclosure of detailed information about long-term debts and loans [line items]
Long-term bank loans	31,025	25,644
Corporate bonds (i)	¥ 20,000	36,000
RMB denominated | Third parties | Maximum
Disclosure of detailed information about long-term debts and loans [line items]
Weighted interest rates on long-term loans	4.66%
Fixed interest rates on long-term loans	4.90%
RMB denominated | Third parties | Minimum
Disclosure of detailed information about long-term debts and loans [line items]
Weighted interest rates on long-term loans	1.08%
Fixed interest rates on long-term loans	3.70%
RMB denominated | Sinopec Group Company and fellow subsidiaries
Disclosure of detailed information about long-term debts and loans [line items]
Less: Current portion	¥ (4,361)	(2,014)
Loans from Sinopec Group Company and fellow subsidiaries	¥ 46,877	45,334
RMB denominated | Sinopec Group Company and fellow subsidiaries | Maximum
Disclosure of detailed information about long-term debts and loans [line items]
Weighted interest rates on long-term loans	4.99%
US Dollar denominated | Third parties
Disclosure of detailed information about long-term debts and loans [line items]
Long-term bank loans	¥ 109	192
Corporate bonds (i)	¥ 11,951	¥ 17,902
US Dollar denominated | Third parties | Maximum
Disclosure of detailed information about long-term debts and loans [line items]
Weighted interest rates on long-term loans	4.29%
Fixed interest rates on long-term loans	4.25%
US Dollar denominated | Third parties | Minimum
Disclosure of detailed information about long-term debts and loans [line items]
Weighted interest rates on long-term loans	1.55%
Fixed interest rates on long-term loans	3.13%